Goodwill and Intangible Assets - Estimated Future Amortization Expense (Details) $ in Millions	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 737
2017	643
2018	565
2019	123
2020	60
Purchased credit card and affinity relationships
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	298
2017	237
2018	179
2019	121
2020	60
Core deposit intangibles
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	104
2017	90
2018	80
2019	0
2020	0
Customer relationships
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	325
2017	310
2018	302
2019	0
2020	0
Other intangibles
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	10
2017	6
2018	4
2019	2
2020	$ 0